Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec. 16, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2016